Revenue and segmental reporting, Deferred revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue and segmental reporting [Abstract]
Revenue recognised related to performance obligations	£ 0	£ 0	£ 0
Deferred revenue [Abstract]
Current deferred revenue (Note 23)	27,118	28,457
Non-current deferred revenue (Note 19)	24,868	47,961
Total deferred revenue	51,986	76,418
Deferred revenue held, included in current deferred revenue	£ 7,361	£ 3,132